UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-23296

Dreyfus Institutional Liquidity Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	02/28/19

FORM N-Q

Item 1.                  Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Treasury & Agency Liquidity Money Market Fund
February 28, 2019 (Unaudited)

	Annualized	Principal
Repurchase Agreements - 61.2%	Yield (%)	Amount($)	Value($)
Barclays Bank PLC , Tri-Party Agreement
thru BNY Mellon, dated 2/28/19, due
3/1/19 in the amount of $550,038,958
(fully collateralized by $561,000,021
U.S. Treasuries, 0.13%-1.88%, due
7/15/19-2/15/48, value
$530,162,100)	2.55	550,000,000	550,000,000
CIBC/NY , Tri-Party Agreement thru BNY
Mellon, dated 2/21/19, due 3/21/19 in
the amount of $125,066,944 (fully
collateralized by $135,979,444 Agency
Mortgage-Backed Securities, Interest
Only, due 8/20/43-1/20/49, value
$127,407,428 and $96,200 U.S.
Treasuries, 2%, due 11/15/26, value
$92,587)	2.41	125,000,000	125,000,000
CIBC/NY , Tri-Party Agreement thru BNY
Mellon, dated 2/5/19, due 3/5/19 in
the amount of $250,468,611 (fully
collateralized by $272,260,000 U.S.
Treasuries (including strips), 0%-
3.63%, due 8/15/19-2/15/48, value
$255,000,011)	2.41	250,000,000	250,000,000
CIBC/NY , Tri-Party Agreement thru BNY
Mellon, dated 2/7/19, due 3/11/19 in
the amount of $250,537,778 (fully
collateralized by $252,257,300 U.S.
Treasuries, 0.75%-6.25%, due
9/15/21-11/15/48, value
$255,000,008)	2.42	250,000,000	250,000,000
CIBC/NY , Tri-Party Agreement thru BNY
Mellon, dated 2/20/19, due 4/18/19 in
the amount of $250,965,833 (fully
collateralized by $249,357,500 U.S.
Treasuries, 0.75%-3.13%, due
9/15/21-2/15/47, value
$255,000,019)	2.44	250,000,000	250,000,000
CIBC/NY , Tri-Party Agreement thru BNY
Mellon, dated 2/28/19, due 3/1/19 in
the amount of $550,038,958 (fully
collateralized by $580,873,300 U.S.
Treasuries (including strips), 0%-
6.25%, due 4/15/21-5/15/47, value
$561,000,097)	2.55	550,000,000	550,000,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Repurchase Agreements - 61.2%	Annualized	Principal
(continued)	Yield (%)	Amount($)	Value($)
Credit Agricole CIB , Tri-Party Agreement
thru BNY Mellon, dated 2/28/19, due
3/1/19 in the amount of $352,025,422
(fully collateralized by $356,345,229
U. S. Treasuries (including strips), 0%-
3.63%, due 8/29/19-8/15/47, value
$359,040,006)	2.60	352,000,000	352,000,000
Daiwa Capital Markets America , Tri-
Party Agreement thru BNY Mellon,
dated 2/28/19, due 3/1/19 in the
amount of $500,035,417 (fully
collateralized by $510,714,035 U.S.
Treasuries (including strips), 0%-
8.50%, due 4/18/19-8/15/46, value
$510,000,000)	2.55	500,000,000	500,000,000
Deutsche Bank , Tri-Party Agreement
thru BNY Mellon, dated 2/28/19, due
3/1/19 in the amount of $300,021,667
(fully collateralized by $323,601,930
U. S. Treasuries (including strips), 0%-
7.63%, due 4/15/19-2/15/45, value
$306,000,000)	2.60	300,000,000	300,000,000
Fixed Income Clearing Corp. - SSB , Tri-
Party Agreement thru State Street,
dated 2/28/19, due 3/1/19 in the
amount of $400,028,667 (fully
collateralized by $406,175,000 U.S.
Treasuries, 2.63%, due 1/31/26, value
$408,002,788)	2.58	400,000,000	400,000,000
MUFG Securities (Canada) Ltd , Tri-Party
Agreement thru BNY Mellon, dated
2/28/19, due 3/1/19 in the amount of
$380,026,811 (fully collateralized by
$392,361,000 U.S. Treasuries, 1.13%-
2.88%, due 4/30/20-11/15/27, value
$387,600,009)	2.54	380,000,000	380,000,000
Natixis/NY , Tri-Party Agreement thru
BNY Mellon, dated 2/22/19, due
3/1/19 in the amount of $500,231,389
(fully collateralized by $499,983,520
U. S. Treasuries (including strips), 0%-
8.75%, due 5/9/19-5/15/47, value
$510,000,003)	2.38	500,000,000	500,000,000
TD Securities (USA) LLC , Tri-Party
Agreement thru BNY Mellon, dated
2/28/19, due 3/1/19 in the amount of
$200,014,167 (fully collateralized by
$254,012,061 Agency Mortgage-Backed
Securities, Interest Only, due 3/20/26-
1/20/49, value$204,000,000)	2.55	200,000,000	200,000,000
Total Repurchase Agreements
(cost $4,607,000,000)			4,607,000,000

U.S. Treasury Floating Rate Notes -	Annualized	Principal
25.8%	Yield (%)	Amount($)		Value($)
3/1/19, 3 Month U.S. T-BILL +.07%	2.49	469,000,000	[a]	469,015,381
3/1/19, 3 Month U.S. T-BILL +.06%	2.48	476,000,000	[a]	476,004,759
3/1/19, 3 Month U.S. T-BILL +.03%	2.45	192,000,000	[a]	192,014,625
3/1/19, 3 Month U.S. T-BILL +.04%	2.46	300,000,000	[a]	299,994,601
3/1/19, 3 Month U.S. T-BILL +.05%	2.46	303,000,000	[a]	302,653,347
3/1/19, 3 Month U.S. T-BILL +.12%	2.53	200,000,000	[a]	199,907,081
Total U.S. Treasury Floating Rate Notes
(cost $1,939,589,794)				1,939,589,794
U. S. Treasury Notes - 1.3%
5/31/19
(cost $99,698,843)	1.25	100,000,000		99,698,843
U.S. Treasury Bills - 11.8%
3/1/19	2.42	425,000,000	[b]	425,000,000
6/13/19	2.53	470,000,000	[b]	466,632,711
Total U.S. Treasury Bills
(cost $891,632,711)				891,632,711
Total Investments (cost $7,537,921,348)		100.1%		7,537,921,348
Liabilities, Less Cash and Receivables		(.1%)		(7,250,078)
Net Assets		100.0%		7,530,671,270

[a]	Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.
[b]	Security is a discount security. Income is recognized through the accretion of discount.

STATEMENT OF INVESTMENTS
Dreyfus Treasury & Agency Liquidity Money Market Fund
February 28, 2019 (Unaudited)

The following is a summary of the inputs used as of February 28, 2019 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	7,537,921,348
Level 3 - Significant Unobservable Inputs	-
Total	7,537,921,348

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board Members (“Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.                 Controls and Procedures.

(a)          The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                 Exhibits.

(a)          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Liquidity Funds

By:         /s/ Bradley J. Skapyak

               Bradley J. Skapyak

               President

Date:      April 16, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Bradley J. Skapyak

               Bradley J. Skapyak

               President

Date:      April 16, 2019

By:         /s/ James Windels

               James Windels

               Treasurer

Date:      April 16, 2019

EXHIBIT INDEX

(a)          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)